Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CTIVP - Principal Blue Chip Growth Fund Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 38,193	$ 31,455	$ 22,543	$ 31,311	$ 26,407	$ 20,016	$ 15,192	$ 15,565	$ 11,700	$ 11,061	$ 10,000
CTIVP - Principal Blue Chip Growth Fund Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 37,256	30,760	22,097	30,771	26,016	19,768	15,040	15,450	11,644	11,030	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 33,560	26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308	10,092	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 47,152	$ 35,358	$ 24,782	$ 34,971	$ 27,408	$ 19,790	$ 14,510	$ 14,733	$ 11,314	$ 10,567	$ 10,000